Financial instruments: classification - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Liabilities	£ 740,189	£ 755,667	£ 679,483
Financial Liabilities	740,189	755,667
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(29)	(52)	£ (189)
Lease liabilities	1,263	1,698
Bank deposits
Financial instruments
Financial Liabilities	26,279	20,606
Items in course of transmission to other banks	56	12
Customer deposits
Financial instruments
Financial Liabilities	479,810	431,739
Settlement balances
Financial instruments
Financial Liabilities	2,068	5,545
Trading liabilities
Financial instruments
Financial Liabilities	64,598	72,256
Derivatives
Financial instruments
Financial Liabilities	100,835	160,705
Net hedging derivative liabilities	120	130
Other financial liabilities
Financial instruments
Financial Liabilities	49,326	45,811
Subordinated liabilities
Financial instruments
Financial Liabilities	8,429	9,962
Notes in circulation
Financial instruments
Financial Liabilities	3,047	2,655
Other Financial liabilities
Financial instruments
Financial Liabilities	5,797	6,388
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,531	9,061
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	4,441	4,506
Financial Assets and Liabilities, Category | Other Financial liabilities
Financial instruments
Liabilities		4,506
Other liabilities | Other Financial liabilities
Financial instruments
Liabilities	4,441
Held-for-trading
Financial instruments
Financial Liabilities	165,300	232,800
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	64,598	72,256
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	100,835	160,705
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	165,433	232,961
DFV. | Other financial liabilities
Financial instruments
Financial Liabilities	1,671	2,403
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	0
DFV. | Subordinated liabilities
Financial instruments
Financial Liabilities	703	793
DFV. | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	2,374	3,196
Amortised cost
Financial instruments
Financial Liabilities	567,941	515,004
Lease liabilities	1,263	1,698
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	26,279	20,606
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	479,810	431,739
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	2,068	5,545
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	47,655	43,408
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	7,726	9,169
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	3,047	2,655
Amortised cost | Other Financial liabilities
Financial instruments
Financial Liabilities	1,356	1,882
Amortised cost | Items where fair values approximates carrying value | Bank deposits
Financial instruments
Financial Liabilities	4,900	4,400
Amortised cost | Items where fair values approximates carrying value | Customer deposits
Financial instruments
Financial Liabilities	442,400	371,700
Amortised cost | Items where fair values approximates carrying value | Settlement balances
Financial instruments
Financial Liabilities	£ 2,100	5,500
Amortised cost | Items where fair values approximates carrying value | Notes in circulation
Financial instruments
Financial Liabilities		£ 2,700